Operating, Selling and General Expense	12 Months Ended
Dec. 31, 2024
Operating, Selling and General Expense
Operating, Selling and General Expense

8. Operating, Selling and General Expense

Operating, Selling and General expense consists of the following:

($ millions)	2024	2023
Employee and contract service costs	8 821	8 458
Materials and equipment	2 244	2 518
Commodities	1 578	1 739
Travel, marketing and other(1)	416	668
	13 059	13 383

(1)	The company recorded a $275 million restructuring charge in the second quarter of 2023 that has been reported under travel, marketing and other.